Per Share Data (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
In fiscal 2021, 2022 and 2023, there was no stock compensation which was antidilutive.

	Millions of yen
	2021	2022	2023
Net Income attributable to ORIX Corporation shareholders	¥192,384	¥312,135	¥273,075

	Thousands of shares
	2021	2022	2023
Weighted-average shares	1,236,897	1,203,452	1,180,356
Effect of dilutive securities
Stock compensation	1,197	1,400	1,589

Weighted-average shares for diluted EPS computation	1,238,094	1,204,852	1,181,945

	Yen
	2021	2022	2023
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥155.54	¥259.37	¥231.35
Diluted	155.39	259.07	231.04

Note:	The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (1,897,979 shares, 2,104,640 shares and 2,496,724 shares in fiscal 2021, 2022 and 2023).